Securities Act of 1933 Registration No. 333-139427

Investment Company Act of 1940 Registration No. 811-21991

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

[ ] Pre-Effective Amendment No.  ______

[X] Post-Effective Amendment No.  __128___

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

[X] Amendment No.  ___131__

Fidelity Rutland Square Trust II

 (Exact Name of Registrant as Specified in Charter)

245 Summer Street, Boston, Massachusetts 02210

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number: 617-563-7000

Nicole Macarchuk Secretary and Chief Legal Officer 245 Summer Street Boston, Massachusetts 02210 (Name and Address of Agent for Service)	With copies to: John V. O’Hanlon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, Massachusetts 02110

[X] This Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment is to designate a new effective date, May 16, 2025, for the Post-Effective Amendment previously filed on December 26, 2024, for the fund(s).

The Post-Effective Amendment(s) filed on February 10, 2025 for the other fund(s) in the trust are not affected by this request.

The Prospectus(es) and Statement(s) of Additional Information (SAI) for the fund(s) are identical to those filed in Post-Effective Amendment Nos. _125 & 128__, the Part C is identical to the Part C filed in Post-Effective Amendment Nos. _126 & 129__, and the Prospectus(es), SAI(s), and Part C are incorporated herein in their entirety by reference to those previously filed Post-Effective Amendments.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment Nos. 128 & 131 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 17th day of April 2025.

Fidelity Rutland Square Trust II
By	/s/Heather Bonner Heather Bonner, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Heather Bonner Heather Bonner		President and Treasurer (Principal Executive Officer)	April 17, 2025

/s/Stephanie Caron		Chief Financial Officer	April 17, 2025
Stephanie Caron		(Principal Financial Officer)

/s/Mary C. Farrell	*	Trustee	April 17, 2025
Mary C. Farrell

/s/Karen Kaplan	*	Trustee	April 17, 2025
Karen Kaplan

/s/Christine Marcks	*	Trustee	April 17, 2025
Christine Marcks

/s/Charles S. Morrison	*	Trustee	April 17, 2025
Charles S. Morrison

/s/Nancy Prior	*	Trustee	April 17, 2025
Nancy Prior

/s/Harold Singleton III	*	Trustee	April 17, 2025
Harold Singleton III

/s/Heidi L. Steiger	*	Trustee	April 17, 2025
Heidi L. Steiger

*	By:	/s/Megan C. Johnson
Megan C. Johnson, pursuant to a power of attorney dated January 1, 2024 and filed herewith.

POWER OF ATTORNEY

We, the undersigned Trustees of Fidelity Rutland Square Trust II (the “Trust”), pursuant to the authority granted to the Trust’s Board of Trustees in Section 4.01(l) of Article IV of the Trust’s Trust Instrument dated March 8, 2006, hereby constitute and appoint Thomas C. Bogle, John V. O’Hanlon, Megan C. Johnson, and Anthony H. Zacharski, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Trust on Form N-1A, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and on our behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 2024.

WITNESS our hands on this first day of January, 2024.

/s/Mary C. Farrell	/s/Nancy Prior
Mary C. Farrell	Nancy Prior

/s/Karen Kaplan	/s/Harold Singleton III
Karen Kaplan	Harold Singleton III

/s/Christine Marcks	/s/Heidi L. Steiger
Christine Marcks	Heidi L. Steiger

/s/Charles S. Morrison
Charles S. Morrison